INCOME TAXES	12 Months Ended
Dec. 31, 2013
INCOME TAXES
INCOME TAXES

24. INCOME TAXES

INCOME TAX RATE RECONCILIATION

Year ended December 31,	2013	2012	2011
(millions of Canadian dollars)
Earnings before income taxes, discontinued operations and extraordinary loss	613	1,186	2,012
Canadian federal statutory income tax rate	15%	15%	16.5%
Expected federal taxes at statutory rate	92	178	332
Increase/(decrease) resulting from:
Provincial and state income taxes	(1)	97	126
Foreign and other statutory rate differentials[1]	45	(69)	130
Effects of rate-regulated accounting	(55)	(38)	(15)
Foreign allowable interest deductions	(39)	(24)	(19)
Part VI.1 tax, net of federal Part I deduction[2]	23	19	1
Intercompany sale of investment[3]	-	33	59
Noncontrolling interests	26	(32)	(62)
Other[4]	32	7	(29)
Income taxes on earnings before discontinued operations and extraordinary loss	123	171	523
Effective income tax rate	20.0%	14.4%	26.0%

1    The effective income tax rate for 2012 reflected significant losses relating to certain risk management activities in the Company’s United States operations and the higher United States federal statutory rate over the Canadian federal statutory rate. The losses did not persist to the same extent in 2013.

2    Represents Part VI.1 tax on preference share dividend distributions, net of an allowed federal deduction. For 2013, this tax was presented net of an $11 million federal tax recovery related to changes to tax law enacted during the year.

3    In December 2012 and October 2011, Enbridge and certain wholly-owned subsidiaries of Enbridge sold certain assets to the Fund. As these transactions occurred between entities under common control of the Company, the intercompany gains realized as a result of these transfers were eliminated, although tax expense of $56 million and $98 million remained as a charge to earnings in 2012 and 2011, respectively, of which the federal tax component was $33 million and $59 million. The Company retains the benefit of cash taxes paid in the form of increased tax basis of its investment in the underlying entities; however, accounting recognition of such benefit is not permitted until such time as the entities are sold outside of the consolidated group.

4    Other for 2013 includes $55 million related to the federal component of the tax effect of adjustments related to prior periods.

Comparative figures within the income tax reconciliation for 2012 and 2011 have been revised to conform to the presentation followed for the current year. In 2013, a preferable presentation format was adopted which calculates expected taxes using a federal statutory rate as opposed to a combined federal and provincial rate. This format is preferable as it is more commonly used by companies following U.S. GAAP.

COMPONENTS OF PRETAX EARNINGS AND INCOME TAXES

Year ended December 31,	2013	2012	2011
(millions of Canadian dollars)
Earnings before income taxes, discontinued operations and extraordinary loss
Canada	193	1,037	683
United States	132	(58)	1,196
Other	288	207	133
	613	1,186	2,012
Current income taxes
Canada	(30)	130	194
United States	18	35	(30)
Other	4	3	(6)
	(8)	168	158
Deferred income taxes
Canada	31	160	30
United States	100	(157)	335
	131	3	365
Income taxes on earnings before discontinued operations and extraordinary loss	123	171	523

COMPONENTS OF DEFERRED INCOME TAXES

Deferred tax assets and liabilities are recognized for the future tax consequences of differences between carrying amounts of assets and liabilities and their respective tax bases. Major components of deferred income tax assets and liabilities are:

December 31,	2013	2012
(millions of Canadian dollars)
Deferred income tax liabilities
Property, plant and equipment	(1,984)	(1,289)
Investments	(1,226)	(1,397)
Regulatory assets	(248)	(221)
Other	(115)	(144)
Total deferred income tax liabilities	(3,573)	(3,051)
Deferred income tax assets
Financial instruments	487	380
Pension and OPEB plans	128	180
Loss carryforwards	129	161
Other	68	51
Total deferred income tax assets	812	772
Less valuation allowance	(28)	(27)
Total deferred income tax assets, net	784	745
Net deferred income tax liabilities	(2,789)	(2,306)
Presented as follows:
Assets
Accounts receivable and other (Note 8)	120	167
Deferred income taxes	16	10
Total deferred income tax assets	136	177
Liabilities
Deferred income taxes	(2,925)	(2,483)
Total deferred income tax liabilities	(2,925)	(2,483)
Net deferred income tax liabilities	(2,789)	(2,306)

Valuation allowances have been established for certain loss and credit carryforwards that reduce deferred income tax assets to an amount that will more likely than not be realized.

As at December 31, 2013, the Company recognized the benefit of unused tax loss carryforwards of $322 million (2012 - $183 million) in Canada which start to expire in 2029 and beyond.

As at December 31, 2013, the Company recognized the benefit of unused tax loss carryforwards of $34 million (2012 - $222 million) in the United States which expire in 2032.

The Company has not provided for deferred income taxes on $573 million (2012 - $548 million) of foreign subsidiaries’ undistributed earnings as at December 31, 2013 as such earnings are intended to be indefinitely reinvested in the operations of these foreign subsidiaries. Upon distribution of these earnings in the form of dividends or otherwise, the Company would be subject to income taxes in the United States. It is not practicable to determine the income tax liability that might be incurred if these earnings were to be distributed.

The Company and one or more of its subsidiaries are subject to taxation in Canada, the United States and other foreign jurisdictions. The material jurisdictions in which the Company is subject to potential examinations include the United States (federal and Texas) and Canada (federal, Alberta, Ontario and Quebec). The Company’s 2006 and 2008 to 2013 taxation years are still open for audit in Canadian jurisdictions, whereas 2009 to 2013 taxation years are open for audit in United States jurisdictions. The Company is not currently under examination for income tax matters in any jurisdiction where it is subject to income tax.

UNRECOGNIZED TAX BENEFITS

Year ended December 31,	2013	2012
(millions of Canadian dollars)
Unrecognized tax benefits at beginning of year	54	18
Gross increases for tax positions of current year	10	38
Gross increases/(decreases) for tax positions of prior years	(14)	3
Reduction for lapse of statute of limitations	(4)	(5)
Unrecognized tax benefits at end of year	46	54

The unrecognized tax benefits as at December 31, 2013, if recognized, would affect the Company’s effective income tax rate. The gross increases for tax positions taken in the current year are in respect of the computation of Texas Margin Tax. The gross decreases for tax positions of prior years largely relates to filing positions that were based on substantively enacted legislation pertaining to Part VI.1 tax that became enacted in the second quarter of 2013.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as a component of Income taxes. Income tax expense for the year ended December 31, 2013 included a $5 million recovery (2012 - $1 million expense; 2011 - $1 million expense) of interest and penalties. The recovery of interest and penalties is substantially attributed to interest that was previously accrued on a filing position that is now statute-barred. As at December 31, 2013, interest and penalties of $5 million (2012 - $10 million) have been accrued.